UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2014
(Unaudited)

	SHARES	VALUE
Common Stocks - 75.0%
Capital Goods - 8.1%
ABB Ltd. American Depositary Receipt (a)(b)	79,659	$1,905,443
Eaton Corporation PLC (a)	15,177	1,102,457
Koninklijke Philips N.V. American Depositary Receipt (a)	11,118	355,331
Lincoln Electric Holdings, Inc.	24,209	1,617,403
Middleby Corporation (The) (b)	2,015	508,747
Pentair Ltd.	8,937	663,930
Valmont Industries, Inc.	9,052	1,347,934
W.W. Grainger, Inc.	2,176	553,575
Wabtec Corporation	12,298	916,816
		8,971,636

Technology Hardware & Equipment - 7.0%
Apple, Inc.	4,388	2,589,315
Cisco Systems, Inc.	83,524	1,930,240
F5 Networks, Inc. (b)	6,829	718,206
QUALCOMM, Inc.	26,587	2,092,663
SanDisk Corporation	5,351	454,674
		7,785,098

Pharmaceuticals & Biotechnology - 6.3%
Amgen, Inc.	10,456	1,168,458
Gilead Sciences, Inc. (b)	11,207	879,637
GlaxoSmithKline PLC American Depositary Receipt (a)	31,085	1,721,177
Novartis A.G. American Depositary Receipt (a)	13,937	1,211,683
Shire PLC American Depositary Receipt (a)	11,428	1,962,759
		6,943,714

Diversified Financials - 5.9%
American Express Company	4,365	381,632
Charles Schwab Corporation (The)	59,641	1,583,468
Citigroup, Inc.	14,937	715,632
JPMorgan Chase & Company	15,051	842,555
Stifel Financial Corporation (b)	45,527	2,129,298
T. Rowe Price Group, Inc.	10,370	851,688
		6,504,273

Banks - 5.6%
East West Bancorp, Inc.	23,205	800,805
Fifth Third Bancorp	59,794	1,232,354
First Republic Bank	12,079	613,130
SVB Financial Group (b)	4,074	434,655
Umpqua Holdings Corporation	107,099	1,781,057
Wells Fargo & Company	26,213	1,301,213
		6,163,214

Healthcare Equipment & Services - 5.1%
Baxter International, Inc.	19,756	1,438,039
Cerner Corporation (b)	15,610	800,793
Omnicell, Inc. (b)	34,317	908,714
UnitedHealth Group, Inc.	21,130	1,585,595
Zimmer Holdings, Inc.	8,952	866,554
		5,599,695

Software & Services - 4.6%
Citrix Systems, Inc. (b)	5,269	312,504

Google, Inc., Class A (b)	1,195	$639,182
Google, Inc., Class C (b)	1,195	629,359
International Business Machines Corporation	103	20,236
MasterCard, Inc., Class A	20,180	1,484,239
Microsoft Corporation	48,530	1,960,612
		5,046,132

Insurance - 4.4%
Aflac, Inc.	26,068	1,634,985
Horace Mann Educators Corporation	45,430	1,366,080
Lincoln National Corporation	9,136	443,188
Reinsurance Group of America, Inc.	18,685	1,433,326
		4,877,579

Semiconductors - 3.3%
Applied Materials, Inc.	63,322	1,206,917
ARM Holdings PLC American Depositary Receipt (a)	7,722	351,505
Intel Corporation	15,114	403,393
NXP Semiconductors NV (a)(b)	20,229	1,206,053
Xilinx, Inc.	9,641	454,959
		3,622,827

Food & Beverage - 3.0%
General Mills, Inc.	300	15,906
JM Smucker Company (The)	14,257	1,378,367
Keurig Green Mountain, Inc.	6,509	609,763
Unilever NV American Depositary Receipt (a)	31,749	1,359,492
		3,363,528

Renewable Energy & Energy Efficiency - 3.0%
First Solar, Inc. (b)	14,364	969,426
Johnson Controls, Inc.	42,904	1,936,687
Ormat Technologies, Inc.	14,579	388,968
		3,295,081

Automobiles & Components - 2.5%
BorgWarner, Inc.	27,188	1,689,462
Toyota Motor Corporation American Depositary Receipt (a)	10,427	1,130,496
		2,819,958

Retailing - 2.4%
Home Depot, Inc. (The)	10,868	864,115
Priceline Group, Inc. (The) (b)	364	421,421
TJX Companies, Inc. (The)	23,348	1,358,386
		2,643,922

Materials - 2.3%
Owens-Illinois, Inc. (b)	26,431	839,977
Sealed Air Corporation	48,847	1,675,941
		2,515,918

Telecommunication Services - 2.0%
BT Group PLC American Depositary Receipt (a)	23,831	1,493,489
SBA Communications Corporation, Class A (b)	6,029	541,163
Vodafone Group PLC American Depositary Receipt (a)	6,351	241,084
		2,275,736

Healthy Living - 1.9%
United Natural Foods, Inc. (b)	9,972	688,367
Whole Foods Market, Inc.	29,412	1,461,776
		2,150,143

Consumer Services - 1.8%
Panera Bread Company, Class A (b)	5,805	887,991
Starbucks Corporation	8,113	572,940
Starwood Hotels & Resorts Worldwide, Inc.	7,632	584,993
		2,045,924

Transportation - 1.7%
Canadian Pacific Railway Ltd.	2,569	$400,687
United Parcel Service, Inc., Class B	14,699	1,447,851
		1,848,538

Consumer Durables & Apparel - 1.4%
Deckers Outdoor Corporation (b)	7,868	621,178
Jarden Corporation (b)	16,806	960,463
		1,581,641

Media - 1.2%
Discovery Communications, Inc., Class A (b)	6,554	497,448
Imax Corporation (b)	31,470	806,891
		1,304,339

Food & Staples Retailing - 0.6%
Costco Wholesale Corporation	5,952	688,527

Commercial & Professional Services - 0.6%
Interface, Inc.	34,302	617,093

Household & Personal Products - 0.3%
Church & Dwight Company, Inc.	5,304	366,029

Total Common Stocks (Cost $66,008,731)		83,030,545

	PRINCIPAL AMOUNT	VALUE
Corporate Bonds & Notes - 16.9%
Diversified Financials - 3.7%
Bank of America Corporation 1.35%, due 11/21/16	$1,000,000	1,002,664
Bank of New York Mellon Corporation (The) 4.30%, due 5/15/14	500,000	500,542
Citigroup, Inc. 3.953%, due 6/15/16	500,000	529,863
Deutsche Bank A.G. 3.25%, due 1/11/16(a)	500,000	520,839
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	563,350
JPMorgan Chase & Company 5.125%, due 9/15/14	500,000	508,710
Morgan Stanley 3.80%, due 4/29/16	500,000	526,379
		4,152,347

Renewable Energy & Energy Efficiency - 2.8%
International Bank for Reconstruction & Development 0.375%, due 8/24/15	1,000,000	1,002,092
International Bank for Reconstruction & Development 2.00%, due 10/20/16	500,000	515,996
International Finance Corporation 0.625%, due 11/15/16	1,000,000	995,422
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	538,642
		3,052,152

Software & Services - 2.4%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	513,078
International Business Machines Corporation 8.375%, due 11/1/19	500,000	655,015
Microsoft Corporation 1.625%, due 9/25/15	500,000	509,222
Oracle Corporation 3.75%, due 7/8/14	500,000	502,976

Oracle Corporation 1.20%, due 10/15/17	$500,000	$498,345
		2,678,636

Telecommunication Services - 1.5%
America Movil SAB de C.V. 5.00%, due 10/16/19(a)	500,000	564,410
AT&T, Inc. 2.50%, due 8/15/15	500,000	512,504
Verizon Communications, Inc. 6.35%, due 4/1/19	500,000	591,999
		1,668,913

Technology Hardware & Equipment - 1.4%
Dell, Inc. 2.30%, due 9/10/15	500,000	505,625
EMC Corporation 1.875%, due 6/1/18	500,000	502,726
Hewlett-Packard Company 4.75%, due 6/2/14	500,000	501,611
		1,509,962

Pharmaceuticals & Biotechnology - 0.9%
Amgen, Inc. 4.85%, due 11/18/14	500,000	512,195
Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	500,000	505,460
		1,017,655

Multi-National Banks - 0.9%
African Development Bank 0.75%, due 10/18/16(a)	1,000,000	1,004,480

Banks - 0.9%
Export-Import Bank of Korea 1.75%, due 2/27/18(a)	1,000,000	990,797

Healthcare Equipment & Services - 0.9%
Baxter International, Inc. 1.85%, due 6/15/18	500,000	498,704
Stryker Corporation 1.30%, due 4/1/18	500,000	491,063
		989,767

Media - 0.5%
Discovery Communications LLC 5.625%, due 8/15/19	500,000	573,971

Capital Goods - 0.5%
Koninklijke Philips NV 5.75%, due 3/11/18	500,000	572,818

Food & Staples Retailing - 0.5%
CVS Caremark Corporation 2.25%, due 12/5/18	500,000	504,156

Total Corporate Bonds & Notes (Cost $18,475,030)		18,715,654

U.S. Government Agencies - 4.7%
Federal Farm Credit Bank 0.29%, due 7/15/15	1,000,000	999,987
Federal Farm Credit Bank 5.125%, due 8/25/16	500,000	553,489
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,105,770
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	597,082
Federal Home Loan Bank 2.00%, due 6/25/27(c)	1,000,000	935,013

Federal Home Loan Mortgage Corporation 0.35%, due 12/5/14	$500,000	$500,843
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	547,957
Total U.S. Government Agencies (Cost $5,087,752)		5,240,141

Certificates Of Deposit - 0.1%
Self Help Credit Union Environmental Certificate of Deposit 1.25%, due 8/10/16	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Obligation - 3.2%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.00%, dated 4/30/14, due 5/1/14, proceeds $3,492,182 (collateralized by Fannie Mae, 3.033%, due 1/1/42, value $3,562,961) (Cost $3,492,182)		3,492,182

TOTAL INVESTMENTS (d) - 99.9% (Cost $93,158,695)		110,573,522
Other Assets Less Liabilities - 0.1%		145,096

NET ASSETS -100.0%		$110,718,618

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	Step rate bond. Rate shown is currently in effect at April 30, 2014.
(d)
The cost of investments for federal income tax purposes is $93,158,695 resulting in gross unrealized appreciation and depreciation of $17,954,774 and $539,947 respectively, or net unrealized appreciation of $17,414,827.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2014
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.9%
Software & Services - 14.7%
Accenture PLC, Class A	8,795	$705,535
Adobe Systems, Inc. (a)	6,602	407,277
Advent Software, Inc.	701	20,203
Autodesk, Inc. (a)	3,141	150,831
CA, Inc.	4,363	131,501
Cognizant Technology Solutions Corporation, Class A (a)	8,412	402,977
Compuware Corporation	3,085	31,961
Convergys Corporation	1,397	30,091
FactSet Research Systems, Inc.	586	62,409
FleetCor Technologies, Inc. (a)	970	110,706
Google, Inc., Class A (a)	3,830	2,048,591
Google, Inc., Class C (a)	3,829	2,016,581
International Business Machines Corporation	14,279	2,805,395
Intuit, Inc.	3,775	285,956
NetSuite, Inc. (a)	448	34,635
Oracle Corporation	50,464	2,062,968
Salesforce.com, Inc. (a)	7,952	410,721
Symantec Corporation	9,602	194,729
Teradata Corporation (a)	2,268	103,103
Yahoo!, Inc. (a)	13,358	480,220
		12,496,390

Pharmaceuticals & Biotechnology - 10.4%
Affymetrix, Inc. (a)	777	5,773
Agilent Technologies, Inc.	4,620	249,665
Amgen, Inc.	10,450	1,167,787
Biogen Idec, Inc. (a)	3,272	939,457
Bristol-Myers Squibb Company	22,804	1,142,252
Cepheid, Inc. (a)	907	39,436
Endo International PLC (a)	1,965	123,687
Fluidigm Corporation (a)	279	10,479
Gilead Sciences, Inc. (a)	21,237	1,666,892
Merck & Company, Inc.	40,469	2,369,865
Mettler-Toledo International, Inc. (a)	414	96,512
PAREXEL International Corporation (a)	770	34,920
Techne Corporation	478	42,690
Thermo Fisher Scientific, Inc.	5,009	571,026
Vertex Pharmaceuticals, Inc. (a)	3,222	218,129
VIVUS, Inc. (a)	1,168	6,074
Waters Corporation (a)	1,201	118,347
		8,802,991

Technology Hardware & Equipment - 7.3%
Black Box Corporation	196	4,167
Calix, Inc. (a)	430	3,788
Cisco Systems, Inc.	74,019	1,710,579
Corning, Inc.	20,098	420,249
Digi International, Inc. (a)	323	2,862
EMC Corporation	28,476	734,681
Flextronics International Ltd. (a)	8,599	77,305
Hewlett-Packard Company	26,610	879,727
Kemet Corporation (a)	559	2,801
Lexmark International, Inc.	818	35,174

Motorola Solutions, Inc.	3,207	$203,901
Oplink Communications, Inc. (a)	231	3,959
Plantronics, Inc.	609	26,534
Polycom, Inc. (a)	1,984	24,403
QUALCOMM, Inc.	23,386	1,840,712
Silicon Graphics International Corporation (a)	443	5,352
Super Micro Computer, Inc. (a)	383	7,798
Xerox Corporation	16,170	195,495
		6,179,487

Capital Goods - 6.2%
3M Company	8,852	1,231,225
A.O. Smith Corporation	1,045	48,864
AECOM Technology Corporation (a)	1,188	38,515
Air Lease Corporation	1,295	46,452
American Science & Engineering, Inc.	91	6,115
Applied Industrial Technologies, Inc.	527	25,254
Builders FirstSource, Inc. (a)	589	4,624
CLARCOR, Inc.	688	39,739
Cummins, Inc.	2,459	370,940
Deere & Company	5,023	468,847
Dover Corporation	2,351	203,126
EMCOR Group, Inc.	911	41,897
Fastenal Company	3,895	195,062
Graco, Inc.	817	59,232
Granite Construction, Inc.	512	19,138
H&E Equipment Services, Inc. (a)	455	17,540
Houston Wire & Cable Company	181	2,255
Illinois Tool Works, Inc.	5,859	499,363
Ingersoll-Rand PLC	4,021	240,456
Kadant, Inc.	148	5,143
Lincoln Electric Holdings, Inc.	1,098	73,357
Masco Corporation	4,965	99,747
Meritor, Inc. (a)	1,467	17,413
Middleby Corporation (The) (a)	262	66,150
Nordson Corporation	768	57,101
Owens Corning	1,597	65,237
Pall Corporation	1,565	131,695
Pentair Ltd.	2,755	204,669
Rockwell Automation, Inc.	1,912	227,872
Snap-on, Inc.	813	94,308
Tennant Company	214	13,651
Timken Company (The)	1,173	73,993
United Rentals, Inc. (a)	1,290	121,041
W.W. Grainger, Inc.	815	207,336
WABCO Holdings, Inc. (a)	868	92,885
Wabtec Corporation	1,341	99,971
Xylem, Inc.	2,578	96,907
		5,307,120

Diversified Financials - 6.2%
American Express Company	13,341	1,166,404
Bank of New York Mellon Corporation (The)	15,909	538,838
BlackRock, Inc.	1,854	558,054
Charles Schwab Corporation (The)	16,122	428,039
CME Group, Inc.	4,418	310,983
Discover Financial Services	6,581	367,878
Franklin Resources, Inc.	5,723	299,599
IntercontinentalExchange Group, Inc.	1,585	324,037
Invesco Ltd.	6,119	215,450
Legg Mason, Inc.	1,479	69,350
Northern Trust Corporation	2,796	168,459
PHH Corporation (a)	798	18,968
State Street Corporation	6,117	394,914
T. Rowe Price Group, Inc.	3,644	299,282

TD Ameritrade Holding Corporation	3,093	$98,667
		5,258,922

Household & Personal Products - 6.1%
Avon Products, Inc.	6,068	92,719
Clorox Company (The)	1,789	162,262
Colgate-Palmolive Company	12,805	861,777
Energizer Holdings, Inc.	883	98,622
Estee Lauder Companies, Inc. (The), Class A	3,286	238,465
Kimberly-Clark Corporation	5,283	593,017
Procter & Gamble Company (The)	37,631	3,106,439
		5,153,301

Food & Beverage - 5.6%
Bunge Ltd.	2,048	163,123
Campbell Soup Company	2,867	130,420
Coca-Cola Enterprises, Inc.	3,392	154,133
Darling International, Inc. (a)	2,126	42,541
General Mills, Inc.	8,743	463,554
Hillshire Brands Company (The)	1,760	62,744
JM Smucker Company (The)	1,472	142,313
Kellogg Company	3,482	232,702
Keurig Green Mountain, Inc.	1,727	161,785
Kraft Foods Group, Inc.	8,267	470,062
McCormick & Company, Inc.	1,661	118,263
Mondelez International, Inc., Class A	23,057	821,982
PepsiCo, Inc.	21,235	1,823,874
		4,787,496

Real Estate - 4.0%
American Tower Corporation	5,470	456,855
AvalonBay Communities, Inc.	1,685	230,087
Boston Properties, Inc.	2,130	249,508
CBRE Group, Inc., Class A (a)	3,901	103,923
Corporate Office Properties Trust	1,243	33,250
Digital Realty Trust, Inc.	1,790	95,586
Duke Realty Corporation	4,448	77,929
Equity Residential	4,769	283,469
Federal Realty Investment Trust	900	105,786
Forest City Enterprises, Inc., Class A (a)	1,963	37,120
HCP, Inc.	6,290	263,299
Host Hotels & Resorts, Inc.	10,394	222,951
Jones Lang LaSalle, Inc.	604	69,998
Liberty Property Trust	2,007	75,263
Macerich Company (The)	1,948	126,445
Plum Creek Timber Company, Inc.	2,452	106,907
Potlatch Corporation	589	22,518
Prologis, Inc.	6,943	282,094
UDR, Inc.	3,491	90,277
Vornado Realty Trust	2,309	236,903
Weyerhaeuser Company	8,045	240,143
		3,410,311

Semiconductors - 4.0%
Advanced Micro Devices, Inc. (a)	8,210	33,579
Analog Devices, Inc.	4,356	223,419
Applied Materials, Inc.	16,708	318,455
Intel Corporation	68,781	1,835,765
Lam Research Corporation (a)	2,245	129,334
Microchip Technology, Inc.	2,786	132,446
Texas Instruments, Inc.	15,155	688,795
		3,361,793

Materials - 3.8%
Air Products & Chemicals, Inc.	2,923	343,511
Albemarle Corporation	1,096	73,476

Avery Dennison Corporation	1,289	$62,723
Ball Corporation	1,875	105,356
Compass Minerals International, Inc.	444	40,670
Domtar Corporation	447	41,732
Eastman Chemical Company	2,128	185,498
Ecolab, Inc.	3,743	391,667
H.B. Fuller Company	710	32,894
International Flavors & Fragrances, Inc.	1,131	111,426
MeadWestvaco Corporation	2,479	96,855
Minerals Technologies, Inc.	468	27,841
Mosaic Company (The)	4,098	205,064
Nucor Corporation	4,445	230,029
Praxair, Inc.	4,077	532,252
Rock Tenn Company, Class A	1,003	95,897
Schnitzer Steel Industries, Inc., Class A	425	11,930
Sealed Air Corporation	2,616	89,755
Sherwin-Williams Company (The)	1,203	240,408
Sigma-Aldrich Corporation	1,664	160,093
Sonoco Products Company	1,369	57,608
Valspar Corporation (The)	1,111	81,147
Wausau Paper Corporation	442	5,286
		3,223,118

Retailing - 3.7%
ANN, Inc. (a)	666	26,101
Bed Bath & Beyond, Inc. (a)	2,966	184,278
Best Buy Company, Inc.	3,816	98,949
Blue Nile, Inc. (a)	131	4,550
Brown Shoe Company, Inc.	495	11,677
Buckle, Inc. (The)	433	20,347
CarMax, Inc. (a)	3,128	136,944
Foot Locker, Inc.	2,070	96,317
GameStop Corporation, Class A	1,664	66,028
Gap, Inc. (The)	3,458	135,899
Genuine Parts Company	2,134	185,914
HSN, Inc.	506	29,368
Kohl's Corporation	2,873	157,412
LKQ Corporation (a)	4,160	121,139
Men's Wearhouse, Inc. (The)	639	30,276
Netflix, Inc. (a)	745	239,920
New York & Company, Inc. (a)	300	1,257
Nordstrom, Inc.	2,123	130,097
Nutrisystem, Inc.	323	4,845
Office Depot, Inc. (a)	7,181	29,370
PetSmart, Inc.	1,371	92,789
Pier 1 Imports, Inc.	1,334	24,359
Pool Corporation	612	36,120
Shutterfly, Inc. (a)	537	21,979
Signet Jewelers Ltd.	1,111	112,567
Staples, Inc.	9,060	113,250
Tiffany & Company	1,779	155,645
TJX Companies, Inc. (The)	9,901	576,040
Tractor Supply Company	1,958	131,656
TripAdvisor, Inc. (a)	1,603	129,426
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	858	75,255
Vitacost.com, Inc. (a)	220	1,467
Weyco Group, Inc.	55	1,380
		3,182,621

Healthcare Equipment & Services - 3.5%
AmerisourceBergen Corporation	3,167	206,425
Becton, Dickinson and Company	2,670	301,790
Cerner Corporation (a)	4,252	218,128
Cigna Corporation	3,838	307,193
DENTSPLY International, Inc.	2,004	89,439

Edwards Lifesciences Corporation (a)	1,511	$123,101
Emeritus Corporation (a)	506	15,094
Henry Schein, Inc. (a)	1,205	137,647
Hologic, Inc. (a)	3,846	80,708
Humana, Inc.	2,144	235,304
IDEXX Laboratories, Inc. (a)	728	92,048
Invacare Corporation	347	5,483
Laboratory Corporation of America Holdings (a)	1,233	121,697
Medtronic, Inc.	13,818	812,775
Molina Healthcare, Inc. (a)	367	13,726
MWI Veterinary Supply, Inc. (a)	169	26,472
Patterson Companies, Inc.	1,125	45,787
Select Medical Holdings Corporation	597	8,334
Team Health Holdings, Inc. (a)	944	45,765
Varian Medical Systems, Inc. (a)	1,441	114,632
		3,001,548

Banks - 3.5%
Bank of Hawaii Corporation	671	37,019
BB&T Corporation	9,828	366,879
Cathay General Bancorp	1,037	24,473
CIT Group, Inc.	2,677	115,245
Comerica, Inc.	2,522	121,661
Heartland Financial USA, Inc.	149	3,621
International Bancshares Corporation	814	18,690
KeyCorp	12,436	169,627
M&T Bank Corporation	1,614	196,924
New York Community Bancorp, Inc.	6,183	95,280
Old National Bancorp	1,476	20,841
People's United Financial, Inc.	4,219	60,247
PNC Financial Services Group, Inc. (The)	7,385	620,636
Popular, Inc. (a)	1,414	43,693
U.S. Bancorp	25,250	1,029,695
Umpqua Holdings Corporation	2,337	38,864
		2,963,395

Insurance - 3.3%
ACE Ltd.	4,724	483,360
Aflac, Inc.	6,489	406,990
Chubb Corporation (The)	3,493	321,635
Hartford Financial Services Group, Inc.	5,857	210,091
Marsh & McLennan Companies, Inc.	7,597	374,608
PartnerRe Ltd.	653	68,826
Principal Financial Group, Inc.	4,081	191,154
Progressive Corporation (The)	7,873	190,920
Travelers Companies, Inc. (The)	5,052	457,610
Willis Group Holdings PLC	2,352	96,409
		2,801,603

Consumer Services - 3.1%
Choice Hotels International, Inc.	472	20,853
Darden Restaurants, Inc.	1,827	90,820
DeVry Education Group, Inc.	806	36,294
Jack in the Box, Inc. (a)	548	29,340
Marriott International, Inc., Class A	3,308	191,632
McDonald's Corporation	13,754	1,394,381
Royal Caribbean Cruises Ltd.	2,135	113,433
Starbucks Corporation	10,423	736,072
Vail Resorts, Inc.	504	34,892
		2,647,717

Transportation - 2.9%
Arkansas Best Corporation	294	11,589
Avis Budget Group, Inc. (a)	1,470	77,307
C.H. Robinson Worldwide, Inc.	2,141	126,105
CSX Corporation	14,099	397,874

Echo Global Logistics, Inc. (a)	175	$3,423
Expeditors International of Washington, Inc.	2,845	117,328
Genesee & Wyoming, Inc., Class A (a)	707	70,000
Hertz Global Holdings, Inc. (a)	6,227	177,283
Norfolk Southern Corporation	4,295	406,006
Ryder System, Inc.	748	61,471
United Parcel Service, Inc., Class B	9,891	974,264
Wesco Aircraft Holdings, Inc. (a)	851	17,241
		2,439,891

Media - 2.6%
Cablevision Systems Corporation, Class A	2,599	43,403
Discovery Communications, Inc., Class A (a)	2,040	154,836
Discovery Communications, Inc., Class C (a)	1,185	83,104
DreamWorks Animation SKG, Inc., Class A (a)	943	22,660
John Wiley & Sons, Inc., Class A	650	37,349
Liberty Global PLC, Class A (a)	2,915	116,075
Liberty Global PLC, Series C (a)	7,400	284,382
New York Times Company (The), Class A	1,834	29,491
Scholastic Corporation	347	11,420
Scripps Networks Interactive, Inc., Class A	1,175	88,207
Time Warner Cable, Inc.	3,905	552,402
Time Warner, Inc.	12,498	830,617
		2,253,946

Consumer Durables & Apparel - 2.5%
Blyth, Inc.	100	937
Callaway Golf Company	1,006	8,762
Columbia Sportswear Company	177	15,218
CSS Industries, Inc.	90	2,157
Deckers Outdoor Corporation (a)	476	37,580
Ethan Allen Interiors, Inc.	319	7,745
Hanesbrands, Inc.	1,373	112,710
La-Z-Boy, Inc.	754	18,269
Mattel, Inc.	4,685	183,722
Meritage Homes Corporation (a)	457	17,631
Mohawk Industries, Inc. (a)	856	113,343
Newell Rubbermaid, Inc.	4,059	122,217
NIKE, Inc., Class B	9,848	718,412
Oxford Industries, Inc.	225	14,852
Polaris Industries, Inc.	906	121,703
PVH Corporation	1,139	143,024
Tupperware Brands Corporation	702	59,607
Under Armour, Inc., Class A (a)	2,216	108,340
VF Corporation	4,894	298,975
Wolverine World Wide, Inc.	1,395	39,200
		2,144,404

Utilities - 1.8%
American Water Works Company, Inc.	2,485	113,142
Avista Corporation	836	26,877
CenterPoint Energy, Inc.	5,695	141,008
Consolidated Edison, Inc.	4,017	233,107
Integrys Energy Group, Inc.	1,067	65,386
MGE Energy, Inc.	411	15,708
New Jersey Resources Corporation	580	28,843
NiSource, Inc.	4,366	158,573
Northeast Utilities	4,372	206,621
Northwest Natural Gas Company	434	19,213
Pepco Holdings, Inc.	3,510	93,928
Piedmont Natural Gas Company, Inc.	1,062	38,009
Sempra Energy	3,225	318,017
UGI Corporation	1,527	71,296
WGL Holdings, Inc.	707	28,132
		1,557,860

Renewable Energy & Energy Efficiency - 1.1%
ITC Holdings Corporation	2,225	$82,258
Itron, Inc. (a)	573	21,774
Johnson Controls, Inc.	9,525	429,959
Ormat Technologies, Inc.	191	5,096
Quanta Services, Inc. (a)	2,954	104,217
SunPower Corporation (a)	608	20,319
Tesla Motors, Inc. (a)	1,198	249,052
		912,675

Telecommunication Services - 1.0%
CenturyLink, Inc.	8,135	283,993
Cincinnati Bell, Inc. (a)	2,820	9,447
Frontier Communications Corporation	14,086	83,812
Level 3 Communications, Inc. (a)	2,203	94,795
SBA Communications Corporation, Class A (a)	1,786	160,311
Sprint Corporation (a)	13,612	115,702
Windstream Holdings, Inc.	8,433	76,487
		824,547

Commercial & Professional Services - 1.0%
ACCO Brands Corporation (a)	1,381	8,465
CBIZ, Inc. (a)	516	4,422
Copart, Inc. (a)	1,622	58,830
Corporate Executive Board Company (The)	474	32,715
Deluxe Corporation	705	38,740
Dun & Bradstreet Corporation (The)	533	59,035
Exponent, Inc.	166	11,690
Heidrick & Struggles International, Inc.	189	3,563
HNI Corporation	656	23,111
ICF International, Inc. (a)	289	11,262
IHS, Inc., Class A (a)	893	107,723
Interface, Inc.	928	16,695
Iron Mountain, Inc.	1,957	55,657
Kelly Services, Inc.	314	6,613
Knoll, Inc.	779	14,170
Manpowergroup, Inc.	1,110	90,287
Navigant Consulting, Inc. (a)	626	10,517
On Assignment, Inc. (a)	588	20,580
R.R. Donnelley & Sons Company	2,878	50,653
Resources Connection, Inc.	503	6,846
Robert Half International, Inc.	1,961	87,853
RPX Corporation (a)	295	4,832
Steelcase, Inc.	1,299	21,407
Team, Inc. (a)	246	10,551
Tetra Tech, Inc. (a)	912	26,147
TrueBlue, Inc. (a)	615	16,451
United Stationers, Inc.	543	20,379
		819,194

Automobiles & Components - 0.7%
Autoliv, Inc.	1,346	137,265
BorgWarner, Inc.	3,143	195,306
Harley-Davidson, Inc.	3,046	225,221
		557,792

Food & Staples Retailing - 0.5%
Safeway, Inc.	3,480	118,529
Sysco Corporation	8,105	295,265
		413,794

Healthy Living - 0.4%
Hain Celestial Group, Inc. (The) (a)	667	57,375
United Natural Foods, Inc. (a)	662	45,698

Whole Foods Market, Inc.	4,940	$245,518
		348,591

Total Common Stocks (Cost $62,901,028)		84,850,507

Short-term Obligation - 0.7%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.00%, dated 4/30/14, due 5/1/14, proceeds $607,348 (collateralized by Fannie Mae, 3.033%, due 1/1/42, value $621,034) (Cost $607,348)		607,348

TOTAL INVESTMENTS (b) - 100.6% (Cost $63,508,376)		85,457,855
Liabilities Less Other Assets - (0.6)%		(548,923)

NET ASSETS -100.0%		$84,908,932

(a)	Non-income producing security.
(b)
The cost of investments for federal income tax purposes is $64,411,135 resulting in gross unrealized appreciation and depreciation of $22,501,654 and $1,454,934 respectively, or net unrealized appreciation of $21,046,720.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2014:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$83,030,545	$-	$-	$83,030,545
CORPORATE BONDS & NOTES	-	18,715,654	-	18,715,654
U.S. GOVERNMENT AGENCIES	-	5,240,141	-	5,240,141
CERTIFICATES OF DEPOSIT	-	95,000	-	95,000
SHORT-TERM OBLIGATIONS	-	3,492,182	-	3,492,182
TOTAL	$83,030,545	$27,542,977	$-	$110,573,522

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2014:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$84,850,507	$-	$-	$84,850,507
SHORT-TERM OBLIGATIONS	-	607,348	-	607,348
TOTAL	$84,850,507	$607,348	$-	$85,457,855

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended April 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3.  Neither of the Funds held any Level 3 securities during the period ended April 30, 2014.  It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put and call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.  For the period ended April 30, 2014, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2014

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 26, 2014